CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUE:
Commercial services fees - related party	$ 6,157
Charter revenue	2,097,103	35,884,659	58,138,104
Commissions (including related party of $708,153, $437,817 and $24,931 in 2014, 2015 and 2016, respectively)	(122,326)	(2,168,704)	(3,374,426)
Net Revenue	1,980,934	33,715,955	54,763,678
EXPENSES / (INCOME):
Voyage expenses, net	1,005,751	7,562,879	14,744,648
Vessels operating expenses (including related party of $1,282,699, $1,203,487 and $46,104 in 2014, 2015 and 2016, respectively)	3,063,747	21,245,142	22,666,036
Dry-docking expenses (including related party of $123,840, $71,057 and $0 in 2014, 2015 and 2016, respectively)	8,728	1,378,210	2,193,110
Management fees - related party	575,258	4,840,491	6,266,270
Depreciation	52,294	16,913,785	18,357,377
General and administrative expenses (including related party of $5,775,899, $3,276,739 and $495,261 in 2014, 2015 and 2016, respectively)	2,175,945	5,971,644	8,707,819
Loss related to vessels held for sale (including related party of $0, $775,050 and $0 in 2014, 2015 and 2016, respectively)		116,788,543
Impairment loss (including related party of $0, $0 and $198,487 in 2014, 2015 and 2016, respectively)	11,615,889	96,643,651	15,695,282
Bad debt provisions	109,273	1,017	130,720
(Gain) / loss from sale of assets (including related party of $745,000, $87,079 and $66,053 in 2014, 2015 and 2016, respectively)	2,037,128	26,660,515	(402,805)
Loss from marketable securities, net		134,529	25,529
Other expenses	285,973	238,419	210,709
Total Expenses	20,929,986	298,378,825	88,594,695
Operating loss	(18,949,052)	(264,662,870)	(33,831,017)
OTHER INCOME / (EXPENSES):
Interest and finance costs	(3,807,740)	(9,818,079)	(9,324,395)
Loss on derivatives, net		(213,007)	(387,740)
Interest income	281	4,497	20,940
Equity in net income of affiliate		173,002	471,079
Gain from debt extinguishment	42,312,609	5,921,524
Loss on investment in affiliate		(206,835)	(8,840,343)
Other income	4,290,000
Foreign currency gain / (loss), net	(59,746)	94,446	95,295
Total other (expenses) / income, net	42,735,404	(4,044,452)	(17,965,164)
NET (LOSS) / INCOME	23,786,352	(268,707,322)	(51,796,181)
Other Comprehensive Income / (Loss)
Unrealized gain on cash flow hedges			131,238
Transfer of realized loss on cash flow hedges to "Interest and finance costs"			98,656
Equity in other comprehensive income of affiliate			16,139
Transfer of equity in other comprehensive loss of affiliate to "Loss on investment in affiliate"		13,779
Unrealized (loss) / gain on change in fair value of marketable securities		2,678	(162,737)
Transfer of loss on change in fair value of marketable securities to "(Gain) / loss from marketable securities, net"		134,529	25,529
Total Other Comprehensive Income / (Loss)		150,986	108,825
COMPREHENSIVE (LOSS) / INCOME	$ 23,786,352	$ (268,556,336)	$ (51,687,356)
(Loss) / earnings per Class A common share, basic (in dollars per share)	$ 5.41	$ (409.93)	$ (82.84)
(Loss) / earnings per Class A common share, diluted (in dollars per share)	$ 2.03	$ (409.93)	$ (82.84)